Interest in associates and joint ventures - Selected income statement information of BoCom (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Net interest income	$ 32,733		$ 35,796		$ 30,377
Net fee and commission income	12,301		11,845		11,770
Change in expected credit losses and other credit impairment charges	(3,414)		(3,447)		(3,584)
Tax expense	(7,310)		(5,789)		(809)
Profit for the year	24,999		24,559		16,249
Other comprehensive income	1,940		4,983		(17,242)
Total comprehensive income/(expense) for the year	26,939		29,542		(993)
Dividends received from BoCom	$ 2,812		$ 1,869		$ 1,638
Bank of Communications Co., Limited
Disclosure of associates [line items]
Net interest income		$ 23,180		$ 23,432
Net fee and commission income		5,315		6,221
Change in expected credit losses and other credit impairment charges		(7,410)		(8,099)
Depreciation and amortisation		(2,589)		(2,560)
Tax expense		(835)		(1,007)
Profit for the year		12,922		13,211
Other comprehensive income		1,361		686
Total comprehensive income/(expense) for the year		14,283		13,897
Dividends received from BoCom		$ 745		$ 736